Organization, Principal Activities and Management’s Plans (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jan. 23, 2025	Apr. 30, 2025	Oct. 31, 2024	Jan. 06, 2022
Organization, Principal Activities and Management’s Plans [Line Items]
Authorized share capital		500,000,000		500,000,000
Shares of par value		$ 0.0001		$ 0.0001
Aggregate ordinary shares	1,250,000
Ordinary shares par value		$ 0.0001	$ 0.0001
Additional ordinary shares		15,000,000	15,000,000
Over-Allotment Option [Member]
Organization, Principal Activities and Management’s Plans [Line Items]
Additional ordinary shares	187,500
Underwriting [Member]
Organization, Principal Activities and Management’s Plans [Line Items]
Gross proceed	$ 5
Mr. Dingxin Sun [Member]
Organization, Principal Activities and Management’s Plans [Line Items]
Equity interest, percentage		92.47%
Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans [Line Items]
Equity interest, percentage		7.43%
Chaofu Chen [Member]
Organization, Principal Activities and Management’s Plans [Line Items]
Equity interest, percentage		0.10%
Common Stock [Member]
Organization, Principal Activities and Management’s Plans [Line Items]
Shares of par value	$ 4
Ordinary shares par value	$ 0.0001